Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Inventory [Line Items]
Raw materials	$ 40,742	$ 34,356
Work-in-progress	30,478	25,686
Finished goods	23,470	19,143
Inventories	$ 94,690	$ 79,185